Note 44 - Administration Costs	12 Months Ended
Dec. 31, 2018
Classes Of Employee Benefits Expense
Personnel Expenses Explanatory

44. Administration costs

44.1 Personnel expenses

The breakdown of the average number of employees in the BBVA Group in the year ended December 31, 2018, 2017 and 2016 by professional categories and geographical areas is as follows:

Personnel Expenses (Millions of euros)
	Notes	2018	2017	2016
Wages and salaries		4,786	5,163	5,267
Social security costs		722	761	784
Defined contribution plan expense	25	89	87	87
Defined benefit plan expense	25	58	62	67
Other personnel expenses		465	497	516
Total		6,120	6,571	6,722

The breakdown of the balance under this heading in the accompanying consolidated income statements is as follows:

Average Number of Employees
	2018	2017	2016
Spanish banks
Management Team	1,047	1,026	1,044
Other line personnel	21,840	22,180	23,211
Clerical staff	2,818	3,060	3,730
Branches abroad	589	603	718
Subtotal	26,294	26,869	28,703
Companies abroad
Mexico	31,655	30,664	30,378
United States	9,786	9,532	9,710
Turkey	22,322	23,154	23,900
Venezuela	3,631	4,379	5,097
Argentina	6,074	6,173	6,041
Colombia	5,185	5,374	5,714
Peru	5,879	5,571	5,455
Other	3,767	5,501	5,037
Subtotal	88,299	90,348	91,332
Pension fund managers	395	362	335
Other non-banking companies	14,349	14,925	16,307
Total	129,336	132,504	136,677
Of which:
Men	59,547	60,730	62,738
Women	69,790	71,774	73,939
Of which:
BBVA, S.A.	26,294	26,869	25,979

The breakdown of the number of employees in the BBVA Group as of December 31, 2018, 2017 and 2016 by category and gender is as follows:

Number of Employees at the period end. Professional Category and Gender
	2018		2017		2016
	Male	Female	Male	Female	Male	Female
Management Team	1,197	339	1,244	342	1,331	350
Other line personnel	37,461	38,918	38,670	39,191	38,514	39,213
Clerical staff	19,315	28,397	20,639	31,770	22,066	33,318
Total	57,973	67,654	60,553	71,303	61,911	72,881

44.1.1 Share-based employee remuneration

The amounts recognized under the heading “Administration costs - Personnel expenses - Other personnel expenses” in the consolidated income statements for the year ended December 31, 2018, 2017 and 2016, corresponding to the remuneration plans based on equity instruments in each year, amounted to €29 million, €38 million and €57 million, respectively. These amounts have been recognized with a corresponding entry under the heading “Shareholders’ funds - Other equity instruments” in the accompanying consolidated balance sheets, net of tax effect.

The characteristics of the Group's remuneration plans based on equity instruments are described below.

System of Variable Remuneration in Shares

In BBVA, the annual variable remuneration applying generally to all employees consists of one incentive, to be paid in cash, awarded once a year and linked to the achievement of predetermined objectives and to a sound risk management (hereinafter, the “Annual Variable Remuneration”).

According to the remuneration policy for BBVA Group, in force since 2017, the specific settlement and payment system for the Annual Variable Remuneration applicable to those employees and senior managers whose professional activities have a significant impact on the Group’s risk profile including the executive directors and members of BBVA Senior Management (hereinafter, the "Identified Staff"), which includes, among others, the payment in shares of part of their Annual Variable Remuneration.

This remuneration policy was approved, with respect to BBVA directors, by the Board of Directors held on February 9, 2017, and by the Annual General Shareholders’ Meeting held on March 17, 2017.

This remuneration policy includes a specific settlement and payment system of the Annual Variable Remuneration applicable to the Identified Staff, including directors and senior management, under the following rules, among others:

  A significant percentage of variable remuneration – 60% in the case of executive directors, Senior Management and those Identified Staff members with particularly high variable remuneration, and 40% for the rest of the Identified Staff– shall be deferred over a five-year period, in the case of executive directors and Senior Management, and over a three-year period, for the remaining Identified Staff.
  50% of the variable remuneration of each year (including both upfront and deferred portions), shall be established in BBVA shares, albeit a larger proportion (60%) in shares shall be deferred in the case of executive directors and Senior Management.
  The variable remuneration will be subject to ex ante adjustments, so that it will not be accrued, or will be accrued in a reduced amount, should a certain level of profit or capital ratio not be obtained. Likewise, the Annual Variable Remuneration will be reduced upon performance assessment in the event of negative evolution of the Bank’s results or other parameters such as the level of achievement of budgeted targets.
  The deferred component of the variable remuneration (in shares and in cash) may be reduced in its entirety, yet not increased, based on the result of multi-year performance indicators aligned with the Bank’s fundamental risk management and control metrics, related to the solvency, capital, liquidity, funding or profitability, or to the share performance and recurring results of the Group.
  During the entire deferral period (5 or 3 years, as applicable) and retention period, variable remuneration shall be subject to malus and clawback arrangements, both linked to a downturn in financial performance of the Bank, specific unit or area, or individual, under certain circumstances.
  All shares shall be withheld for a period of one year after delivery, except for those shares required to honor the payment of taxes.
  No personal hedging strategies or insurance may be used in connection with remuneration and responsibility that may undermine the effects of alignment with sound risk management.
  The deferred amounts in cash subject to multi-year performance indicators that are finally paid shall be subject to updating, in the terms determined by the Bank’s Board of Directors, upon proposal of the Remunerations Committee, whereas deferred amounts in shares shall not be updated.
  Finally, the variable component of the remuneration of the Identified Staff members shall be limited to a maximum amount of 100% of the fixed component of total remuneration, unless the General Meeting resolves to increase this percentage up to 200%.

In this regard, the General Meeting held on March 16, 2018 resolved to increase the maximum level of variable remuneration to 200% of the fixed component for a number of the Identified Staff, in the terms indicated in the Report of Recommendations issued for this purpose by the Board of Directors dated February 12, 2018.

In accordance with the new remuneration policy applicable to the Identified Staff, malus and clawback arrangements will be applicable to the Annual Variable Remuneration awarded as of the year 2016, inclusive, for each member of the Identified Staff.

According to the settlement and payment scheme indicated, during 2018, members of the Identified Staff received a total amount of 3,932,268 shares corresponding to the initial payment corresponding to 2017 Annual Variable Remuneration to be delivered in shares.

Additionally, the remuneration policy prevailing until 2014 provided for a specific settlement and payment scheme for the variable remuneration of the Identified Staff that established a three-year deferral period for the Annual Variable Remuneration, being the deferred amount paid in thirds over this period in equal parts, in cash and in BBVA shares.

According to this prior scheme, during 2018, the members of the Identified Staff received the shares corresponding to the deferred parts of the Annual Variable Remuneration from previous years, and their corresponding adjustments in cash, delivery of which corresponded in 2018, were delivered to the beneficiary members of the Identified Staff, resulting in a total amount of 941,366 shares corresponding to the last deferred third of the 2014 Annual Variable Remuneration and €903,711 as adjustments for updates of the shares granted.

The information on the delivery of shares to executive Directors and senior management corresponding to the deferred parts of the Annual Variable Remuneration from previous years and their corresponding adjustments in cash, are detailed in Note 54.

Additionally, in line with specific regulation applicable in Portugal and Brazil, BBVA identifies those employees that, according to local regulators, should be subject to a specific settlement and payment scheme of the Annual Variable Remuneration.

According to this regulation, during 2018 a number of 39,555 shares corresponding to the initial payment of 2017 Annual Variable Remuneration were delivered to these beneficiaries.

Additionally, during 2018 the shares corresponding to the deferred parts of the Annual Variable Remuneration and their corresponding adjustments in cash, were delivered to these beneficiaries, giving rise in 2018, of a total of 12,120 shares corresponding to the first deferred third of the 2016 Annual Variable Remuneration, and €2,679 as adjustments for updates of the shares granted; a total of 10,485 shares corresponding to the second third of the 2015 Annual Variable Remuneration, and €6,186 as adjustments for updates of the shares granted; and a total of 7,158 shares corresponding to the final third of the 2014 Annual Variable Remuneration, and €6,872 as adjustments for updates of the shares granted.

44.2 Other administrative expenses

The breakdown of the balance under this heading in the accompanying consolidated income statements is as follows:

Other Administrative Expenses (Millions of euros)
	2018	2017	2016
Technology and systems	1,133	692	673
Communications	235	269	294
Advertising	336	352	398
Property, fixtures and materials	982	1,033	1,080
Of which: Rent expenses (*)	552	581	616
Taxes other than income tax	417	456	433
Other expenses	1,271	1,738	1,766
Total	4,374	4,541	4,644

(*) The consolidated companies do not expect to terminate the lease contracts early.